DAILY MONEY FUND: U.S. TREASURY PORTFOLIO

INVESTMENTS OCTOBER 31, 1996
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 16.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 14.7%
4/3/97 5.54% $ 22,000,000 $ 21,508,657
4/3/97 5.55  47,000,000  45,949,315
4/3/97 5.59  40,000,000  39,099,000
5/29/97 5.71  18,000,000  17,435,700
5/29/97 5.74  36,000,000  34,866,175
7/24/97 5.73  13,000,000  12,481,337
8/21/97 5.63  10,000,000  9,566,197
8/21/97 5.66  10,000,000  9,564,570
8/21/97 5.67  36,000,000  34,429,391
9/18/97 5.68  12,000,000  11,424,340
9/18/97 5.70  16,000,000  15,231,027
9/18/97 5.71  16,000,000  15,229,243
   266,784,952
U.S. TREASURY NOTES - 2.1%
4/30/97 5.30  38,000,000  38,259,340
TOTAL U.S. TREASURY OBLIGATIONS   305,044,292
REPURCHASE AGREEMENTS - 83.2%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 10/31/96 due 11/1/96
 (Notes 2 and 3):
  At 5.56% $  1,376,212,623  1,376,000,000
  At 5.57%   49,287,619  49,280,000
 (U.S. Treasury Obligations)
 dated 10/10/96 due 12/26/96:*
  At 5.30%   80,906,889  80,000,000
TOTAL REPURCHASE AGREEMENTS   1,505,280,000
TOTAL INVESTMENTS - 100% $  1,810,324,292
Total Cost for Income Tax Purposes $  1,810,324,292
*Payable on seven-day demand.
INCOME TAX INFORMATION
At October 31, 1996 the fund had a capital loss carryforward of approximately $421,000 which will expire on October 31, 2001.
A total of 18.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
DAILY MONEY FUND: U.S. TREASURY PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

1.ASSETS                                                                                      2.            3.

4.Investment in securities, at value (including repurchase agreements of $1,505,280,000) -    5.            $ 1,810,324,292
See accompanying schedule

6.Cash                                                                                        7.             14,264,202


8.Interest receivable                                                                         9.             273,802

10. 11.TOTAL ASSETS                                                                           12.            1,824,862,296

13.LIABILITIES                                                                                14.           15.

16.Distributions payable                                                                      $ 2,418,868   17.

18.Accrued management fee                                                                      717,545      19.

20.Other payables and accrued expenses                                                         407,926      21.

22. 23.TOTAL LIABILITIES                                                                      24.            3,544,339

25.26.NET ASSETS                                                                              27.           $ 1,821,317,957

28.Net Assets consist of:                                                                     29.           30.

31.Paid in capital                                                                            32.           $ 1,821,688,864

33.Accumulated net realized gain (loss) on investments                                        34.            (370,907)

35.36.NET ASSETS                                                                              37.           $ 1,821,317,957

38.INITIAL CLASS :                                                                            40.            $1.00
39.NET ASSET VALUE, offering price and redemption price per share
 ($1,800,907,401 (divided by) 1,801,274,152 shares)

41.CLASS B:                                                                                   43.            $1.00
42.NET ASSET VALUE, offering price and redemption price per share
 ($20,410,556 (divided by) 20,414,712 shares)


STATEMENT OF OPERATIONS

 THREE MONTHS ENDED OCTOBER 31, 1996

44.45.INTEREST INCOME                                         46.           $ 24,710,091

47.EXPENSES                                                   48.           49.

50.Management fee                                             $ 2,327,773   51.

52.Transfer agent fees                                                      53.

54. Initial Class                                              779,481      55.

56. Class B                                                    18,354       57.

58.Distribution fees - Class B                                 48,497       59.

60.Accounting fees and expenses                                47,493       61.

62.Non-interested trustees' compensation                       3,466        63.

64.Registration fees - Initial Class                           14,662       65.

66.Registration fees - Class B                                 14,142       67.

68.Legal                                                       9,833        69.


70.Miscellaneous                                               3,394        71.

72. Total expenses before reductions                           3,267,095    73.

74. Expense reductions                                         (193,438)     3,073,657

75.76.NET INTEREST INCOME                                     77.            21,636,434

78.79.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 80.            17,244


81.82.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    83.           $ 21,653,678


STATEMENT OF CHANGES IN NET ASSETS

                                                                          THREE MONTHS      YEAR ENDED        YEAR ENDED
                                                                          ENDED             JULY 31,          JULY 31,
                                                                          OCTOBER 31,       1996              1995
                                                                          1996

84.INCREASE (DECREASE) IN NET ASSETS

85.Operations                                                             $ 21,636,434      $ 98,814,880      $ 95,675,780
Net interest income

86. Net realized gain (loss)                                               17,244            37,646            29,208

87. 88.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     21,653,678        98,852,526        95,704,988

89.Distributions to shareholders                                           (21,367,372)      (98,286,345)      (95,473,806)
 From net interest income
90.  Initial Class

91.  Class B                                                               (269,062)         (528,535)         (201,974)

92. 93.TOTAL DISTRIBUTIONS                                                 (21,636,434)      (98,814,880)      (95,675,780)

94.Share transactions - net increase (decrease)                            (19,697,315)      10,109,349        (194,955,395)

95.  96.TOTAL INCREASE (DECREASE) IN NET ASSETS                            (19,680,071)      10,146,995        (194,926,187)

97.NET ASSETS                                                             98.               99.               100.

101. Beginning of period                                                   1,840,998,028     1,830,851,033     2,025,777,220

102. End of period                                                        $ 1,821,317,957   $ 1,840,998,028   $ 1,830,851,033


FINANCIAL HIGHLIGHTS - INITIAL CLASS
103.   THREE MONTHS        YEARS ENDED JULY 31,
       ENDED OCTOBER 31,

104.   1996   1996   1995   1994   1993   1992


105.SELECTED PER-SHARE DATA

106.Net asset value, beginning of period       $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

107.Income from Investment Operations

108. Net interest income                        .012        .049      .049      .029      .027      .042

109.Less Distributions

110. From net interest income                   (.012)      (.049)    (.049)    (.029)    (.027)    (.042)

111.Net asset value, end of period             $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

112.TOTAL RETURN B, C                           1.19%       5.06%     5.02%     2.89%     2.78%     4.25%

113.RATIOS AND SUPPLEMENTAL DATA

114.Net assets, end of period (in millions)    $ 1,801     $ 1,801   $ 1,828   $ 2,025   $ 2,949   $ 3,094

115.Ratio of expenses to average net assets     .65% A,     .65%      .65%      .60%      .57%      .59%
                                               C           C         C

116.Ratio of net interest income to average     4.66% A     4.94%     4.89%     2.81%     2.73%     4.14%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B

117.   THREE MONTHS    YEARS ENDED JULY 31,               JULY 1, 1994
       ENDED                                              (COMMENCEMENT
       OCTOBER 31,                                        OF OPERATIONS) TO


118.   1996   1996   1995   JULY 31, 1994


119.SELECTED PER-SHARE DATA

120.Net asset value, beginning of period                  $ 1.000      $ 1.000    $ 1.000   $ 1.000

121.Income from Investment Operations

122. Net interest income                                   .010         .043       .042      .002

123.Less Distributions

124. From net interest income                              (.010)       (.043)     (.042)    (.002)

125.Net asset value, end of period                        $ 1.000      $ 1.000    $ 1.000   $ 1.000

126.TOTAL RETURN B, C                                      1.01%        4.33%      4.28%     .25%

127.RATIOS AND SUPPLEMENTAL DATA

128.Net assets, end of period (000 omitted)               $ 20,411     $ 39,956   $ 3,154   $ 628

129.Ratio of expenses to average net assets                1.35% A,     1.35%      1.35%     1.35% A,
                                                          D            D          D         D

130.Ratio of net interest income to average net assets     3.96% A      4.13%      4.22%     3.03% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE LEVIED ON CLASS B SHARE REDEMPTIONS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
DAILY MONEY FUND: MONEY MARKET PORTFOLIO

INVESTMENTS OCTOBER 31, 1996
Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 0.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES  - 0.4%
Chase Manhattan Bank, NA
11/5/96 5.44% $ 1,393,542 $ 1,392,707
11/13/96 5.42  4,805,126  4,796,558
12/19/96 5.52  2,565,276  2,546,636
1/29/97 5.69  2,609,065  2,573,138
   11,309,039
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.2%
Sanwa Bank, Ltd.
11/4/96 5.42  5,000,000  4,997,754
TOTAL BANKERS' ACCEPTANCES   16,306,793
CERTIFICATES OF DEPOSIT - 47.4%
DOMESTIC CERTIFICATES OF DEPOSIT - 7.7%
Chase Manhattan Bank (USA)
3/11/97 5.75  20,000,000  20,000,000
First Tennessee Bank, NA Memphis
11/5/96 5.34  10,000,000  10,000,000
Harris Trust & Savings Bank, Chicago
12/16/96 5.32  75,000,000  75,000,000
Morgan Guaranty Trust, NY
11/15/96 5.27  100,000,000  100,000,388
   205,000,388
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.7%
ABN-AMRO Bank
12/2/96 5.51  12,000,000  12,000,000
3/18/97 5.80  5,000,000  4,992,208
   16,992,208
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 32.2%
ABN-AMRO Bank
1/16/97 5.55  35,000,000  35,000,000
Bank of Montreal
11/1/96 5.25  50,000,000  50,000,000
Bank of Nova Scotia
1/9/97 5.40  50,000,000  50,000,000
Banque Nationale de Paris
11/4/96 5.37  20,000,000  20,000,000
12/2/96 5.30  5,000,000  5,000,000
Barclays Bank, PLC
11/12/96 5.27  22,000,000  22,000,000
Bayerische Hypotheken-und Weschel
11/18/96 5.28  12,000,000  12,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bayerische Landesbank Girozentrale
11/13/96 5.27% $ 25,000,000 $ 25,000,000
1/22/97 5.53 (a)  18,000,000  18,000,000
Caisse Nationale de Credit Agricole
1/17/97 5.54  40,000,000  40,000,000
2/18/97 5.41  30,000,000  30,000,000
3/24/97 5.62  30,000,000  30,000,000
Canadian Imperial Bank of Commerce
12/5/96 5.63  6,000,000  6,000,000
Credit Suisse
12/30/96 5.31  25,000,000  25,000,000
Deutsche Bank, Germany
11/15/96 5.27  20,000,000  20,000,000
11/18/96 5.27  50,000,000  50,000,000
12/2/96 5.28  40,000,000  40,000,000
12/23/96 5.52  18,000,000  18,000,000
National Westminster Bank, PLC
11/4/96 5.28  8,000,000  8,000,027
2/24/97 5.42  5,000,000  4,999,976
Royal Bank of Canada
1/15/97 5.76  8,000,000  7,999,762
Sanwa Bank, Ltd.
11/4/96 5.69  16,000,000  16,000,000
11/15/96 5.37  13,000,000  13,000,000
11/18/96 5.36  3,000,000  3,000,000
Societe Generale, France
11/6/96 5.36  9,000,000  9,000,024
12/2/96 5.52  15,000,000  15,000,000
12/13/96 5.30  8,000,000  8,000,172
12/16/96 5.45  35,000,000  35,000,000
12/20/96 5.45  45,000,000  45,000,000
2/7/97 5.42  15,000,000  15,000,875
Sumitomo Bank, Ltd.
11/14/96 5.50  5,000,000  5,000,000
11/18/96 5.37  10,000,000  10,000,000
1/17/97 5.53  5,000,000  5,000,000
1/21/97 5.54  8,000,000  8,000,000
Westdeutsche Landesbank
11/5/96 5.32  40,000,000  40,000,000
11/25/96 5.28  56,000,000  56,000,000
12/16/96 5.31  30,000,000  30,000,000
Westpac Banking Corp.
3/10/97 5.76  25,000,000  25,000,000
   855,000,836
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.3%
Morgan Guaranty Trust, NY
3/27/97 5.45  7,000,000  7,003,852
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.5%
Abbey National, Treasury Services
12/3/96 5.52% $ 25,000,000 $ 25,000,000
12/16/96 5.33  30,000,000  30,000,000
12/30/96 5.34  19,000,000  19,000,000
2/18/97 5.42  10,000,000  10,000,000
Bank of Tokyo - Mitsubishi, Ltd.
1/28/97 5.50  3,000,000  3,000,364
Bayerische Hypotheken-und Weschel
11/27/96 5.50  15,000,000  14,999,684
Bayerische Vereinsbank A.G.
3/10/97 5.80  8,000,000  8,000,000
Rabobank Nederland, N.V.
12/3/96 5.50  20,000,000  20,000,174
Sanwa Bank, Ltd.
1/31/97 5.51  5,000,000  5,000,125
1/31/97 5.53  4,000,000  4,000,191
Sumitomo Bank, Ltd.
1/6/97 5.52  6,000,000  6,000,218
1/6/97 5.55  3,000,000  3,000,383
Toronto-Dominion Bank
12/3/96 5.30  25,000,000  25,002,416
   173,003,555
TOTAL CERTIFICATES OF DEPOSIT   1,257,000,839
COMMERCIAL PAPER - 27.8%
ABN-AMRO North America Finance, Inc.
3/6/97 5.68  10,541,000  10,338,599
Associates Corp. of North America
11/1/96 5.75  20,000,000  20,000,000
11/8/96 5.43  10,000,000  9,989,597
12/31/96 5.45  13,000,000  12,883,650
1/24/97 5.40  5,000,000  4,937,875
Bank of Nova Scotia
12/2/96 5.32  3,900,000  3,882,268
Bank of Scotland Treasury Services
2/25/97 5.75  2,000,000  1,963,911
Bear Stearns Cos., Inc.
11/6/96 5.33  5,000,000  4,996,320
CIESCO, L.P.
11/6/96 5.29  10,000,000  9,992,680
11/20/96 5.29  10,000,000  9,972,239
CIT Group Holdings, Inc.
11/12/96 5.33  10,000,000  9,983,806
12/2/96 5.40  7,000,000  6,967,751
12/4/96 5.40  5,000,000  4,975,479

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Caisse D'Amortissement de la Dette Sociale
12/6/96 5.47% $ 10,000,000 $ 9,947,792
2/24/97 5.42  25,000,000  24,575,139
Caisse des Depots et Consignations
11/7/96 5.27  10,000,000  9,991,250
2/19/97 5.41  5,000,000  4,918,722
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/12/96 5.39  5,000,000  4,991,872
11/15/96 5.33  2,000,000  1,995,878
11/19/96 5.31  4,000,000  3,989,440
1/23/97 5.43  5,000,000  4,938,211
Dresdner U.S. Finance Inc.
12/9/96 5.30  47,000,000  46,739,542
Eiger Capital Corp.
12/5/96 5.31  23,393,000  23,276,347
Enterprise Funding Corp.
11/5/96 5.38  9,000,000  8,994,650
11/13/96 5.29  4,998,000  4,989,220
11/18/96 5.31  7,000,000  6,982,547
11/18/96 5.42  9,924,000  9,898,834
Ford Motor Credit Corp.
11/14/96 5.30  50,000,000  49,904,847
General Electric Capital Corp.
11/1/96 5.65  40,000,000  40,000,000
11/25/96 5.37  35,000,000  34,875,867
2/18/97 5.42  30,000,000  29,516,766
3/12/97 5.76  17,000,000  16,653,578
General Electric Co.
11/20/96 5.30  5,550,000  5,534,563
Glaxo Wellcome PLC
11/12/96 5.41  4,215,000  4,208,083
IBM Credit Corp.
11/25/96 5.38  12,000,000  11,957,360
Lucent Technologies, Inc.
11/12/96 5.36  17,800,000  17,771,065
Merrill Lynch & Co., Inc.
11/6/96 5.28  19,000,000  18,986,120
2/4/97 5.43  20,000,000  19,717,903
3/11/97 5.76  9,000,000  8,818,000
3/12/97 5.68  4,000,000  3,919,580
Morgan Stanley Group, Inc.
1/27/97 5.40  20,000,000  19,742,867
2/4/97 5.40  9,000,000  8,873,650
National Australia Funding, Inc.
1/27/97 5.78  15,000,000  14,796,456
New Center Asset Trust
11/13/96 5.31  25,000,000  24,956,000
3/11/97 5.79  3,000,000  2,939,062
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Philip Morris Cos., Inc.
11/1/96 5.32% $ 6,000,000 $ 6,000,000
11/5/96 5.33  5,000,000  4,997,056
Royal Bank of Canada
1/31/97 5.40  25,000,000  24,663,805
SBC Finance (DE), Inc.
3/11/97 5.76  20,000,000  19,595,556
Toronto Dominion Holdings USA, Inc.
3/5/97 5.80  11,000,000  10,786,306
Unifunding, Inc.
12/6/96 5.33  10,000,000  9,948,667
Wool International
12/6/96 5.41  20,000,000  19,896,556
Woolwich Equitable Building Society
11/29/96 5.31  32,000,000  31,868,586
TOTAL COMMERCIAL PAPER   738,041,918
FEDERAL AGENCIES - 14.4%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A)  -  0.8%
12/13/96 5.51  11,000,000  10,999,206
12/20/96 5.51  11,000,000  10,999,073
   21,998,279
FEDERAL HOME LOAN BANK - DISCOUNT NOTES -  1.0%
1/21/97 5.54  18,000,000  17,783,325
2/3/97 5.62  10,000,000  9,857,434
   27,640,759
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES -  3.3%
11/1/96 5.36  5,820,000  5,820,000
11/4/96 5.47  23,000,000  22,989,669
12/2/96 5.47  9,270,000  9,227,533
2/24/97 5.34  50,000,000  49,161,459
   87,198,661
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A)  -  5.2%
11/1/96 5.59  25,000,000  24,988,160
11/2/96 5.37  50,000,000  49,980,639
11/5/96 5.33  10,000,000  9,991,544
12/20/96 5.51  33,000,000  32,996,578
1/17/97 5.42  19,000,000  18,996,900
   136,953,821

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES -  4.1%
11/1/96 5.36% $ 34,000,000 $ 34,000,000
11/7/96 5.47  25,000,000  24,977,542
1/16/97 5.31  50,000,000  49,446,888
   108,424,430
TOTAL FEDERAL AGENCIES   382,215,950
BANK NOTES - 1.4%
Bank of America NW, NA
11/4/96 5.43 (a)  12,000,000  11,998,715
First Union National Bank of North Carolina, NA
12/27/96 5.56 (a)  12,000,000  11,999,111
Household Bank, FSB
11/15/96 5.42  3,000,000  3,000,000
Wachovia Bank of North Carolina, NA
11/3/96 5.51 (a)  10,000,000  10,000,163
TOTAL BANK NOTES   36,997,989
MEDIUM-TERM NOTES (A) - 1.6%
Exxon Shipping Co.
11/1/96 5.36  18,100,000  18,100,000
11/1/96 5.39  25,000,000  25,000,000
TOTAL MEDUIM-TERM NOTES   43,100,000
SHORT-TERM NOTES (A)(B) - 1.7%
CSA Funding - B
11/4/96 5.47  22,000,000  22,000,000
CSA Funding - C
11/4/96 5.47  23,000,000  23,000,000
TOTAL SHORT-TERM NOTES   45,000,000
TIME DEPOSITS - 1.2%
Bank of Tokyo
11/4/96 5.47  10,000,000  10,000,000
11/12/96 5.38  7,000,000  7,000,000
12/2/96 5.38  15,000,000  15,000,000
TOTAL TIME DEPOSITS   32,000,000
REPURCHASE AGREEMENTS - 3.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
 (U.S. Treasury Obligations)
 dated 10/31/96 due 11/1/96:
  At 5.57%  $ 18,378,841 $ 18,376,000
 (U.S. Government Obligations)
 dated 10/8/96 due 11/12/96:
  At 5.30%   35,180,347  35,000,000
 (U.S. Government Obligations)
 dated 10/21/96 due 11/12/96:
  At 5.30%   50,220,833  50,000,000
TOTAL REPURCHASE AGREEMENTS   103,376,000
TOTAL INVESTMENTS - 100% $  2,654,039,489
Total Cost for Income Tax Purposes $  2,654,039,489
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
CSA Funding - B 10/28/93 $ 22,000,000
CSA Funding - C 10/28/93 $ 23,000,000
INCOME TAX INFORMATION
At October 31, 1996, the fund had a capital loss carryforward of approximately $764,000 of which $7,000, $125,000, $584,000 and $48,000 will expire on October 31, 2000, 2001, 2002 and 2003, respectively.
A total of 6.68% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
DAILY MONEY FUND: MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

131.ASSETS                                                                                    132.           133.

134.Investment in securities, at value (including repurchase agreements of $103,376,000) -    135.           $ 2,654,039,489
See accompanying schedule

136.Cash                                                                                      137.            26,957,445


138.Interest receivable                                                                       139.            9,605,801

140. 141.TOTAL ASSETS                                                                         142.            2,690,602,735

143.LIABILITIES                                                                               144.           145.

146.Payable for investments purchased                                                         $ 25,001,023   147.

148.Distributions payable                                                                      558,164       149.

150.Accrued management fee                                                                     857,854       151.

152.Other payables and accrued expenses                                                        776,501       153.

154. 155.TOTAL LIABILITIES                                                                    156.            27,193,542

157.158.NET ASSETS                                                                            159.           $ 2,663,409,193

160.Net Assets consist of:                                                                    161.           162.

163.Paid in capital                                                                           164.           $ 2,664,173,321

165.Accumulated net realized gain (loss) on investments                                       166.            (764,128)

167.168.NET ASSETS, for 2,664,173,321 shares outstanding                                      169.           $ 2,663,409,193

170.171.NET ASSET VALUE, offering price and redemption price per share                        172.            $1.00
($2,663,409,193 (divided by) 2,664,173,321 shares)


STATEMENT OF OPERATIONS

 THREE MONTHS ENDED OCTOBER 31, 1996

173.174.INTEREST INCOME                                         175.          $ 35,246,828

176.EXPENSES                                                    177.          178.

179.Management fee                                              $ 3,212,443   180.

181.Transfer agent fees                                          1,654,901    182.

183.Accounting fees and expenses                                 60,667       184.

185.Non-interested trustees' compensation                        3,538        186.

187.Registration fees                                            42,876       188.

189.Audit                                                        11,306       190.


191.Legal                                                        4,598        192.


193.Reports to shareholders                                      3,524        194.

195.Miscellaneous                                                1,330        196.

197. Total expenses before reductions                            4,995,183    198.

199. Expense reductions                                          (819,075)     4,176,108

200.201.NET INTEREST INCOME                                     202.           31,070,720

203.204.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 205.           57,797


206.207.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    208.          $ 31,128,517


STATEMENT OF CHANGES IN NET ASSETS
      THREE MONTHS    YEAR ENDED   YEAR ENDED
      ENDED           JULY 31,     JULY 31,
      OCTOBER 31,     1996         1995
      1996


209.INCREASE (DECREASE) IN NET ASSETS

210.Operations                                                         $ 31,070,720       $ 121,708,868       $ 94,283,195
Net interest income

211. Net realized gain (loss)                                           57,797             (48,294)            (583,736)

212.                                                                    31,128,517         121,660,574         93,699,459
213.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

214.Distributions to shareholders from net interest income              (31,070,720)       (121,708,868)       (94,283,195)

215.Share transactions at net asset value of $1.00 per share            3,213,788,949      13,231,538,511      9,812,791,289
Proceeds from sales of shares

216. Reinvestment of distributions from net interest income             28,781,415         112,618,012         85,047,974

217. Cost of shares redeemed                                            (3,159,725,660)    (12,902,990,749)    (9,282,734,518)

218.219.                                                                82,844,704         441,165,774         615,104,745
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING
FROM SHARE TRANSACTIONS

220.                                                                    82,902,501         441,117,480         614,521,009
221.TOTAL INCREASE (DECREASE) IN NET ASSETS

222.NET ASSETS                                                         223.               224.                225.

226. Beginning of period                                                2,580,506,692      2,139,389,212       1,524,868,203

227. End of period                                                     $ 2,663,409,193    $ 2,580,506,692     $ 2,139,389,212


FINANCIAL HIGHLIGHTS - INITIAL CLASS
228.   THREE MONTHS    YEARS ENDED JULY 31,
       ENDED
       OCTOBER 31,

229.   1996            1996                   1995   1994   1993   1992


230.SELECTED PER-SHARE DATA

231.Net asset value, beginning of       $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

232.Income from Investment               .012        .050      .050      .029      .028      .041
Operations
Net interest income

233.Less Distributions

234. From net interest income            (.012)      (.050)    (.050)    (.029)    (.028)    (.041)

235.Net asset value, end of period      $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

236.TOTAL RETURN B                       1.22%       5.13%     5.16%     2.98%     2.82%     4.21%

237.RATIOS AND SUPPLEMENTAL DATA

238.Net assets, end of period (in       $ 2,663     $ 2,581   $ 2,139   $ 1,525   $ 1,451   $ 1,531
millions)

239.Ratio of expenses to average net     .65% A,     .65%      .65%      .65%      .61%      .59%
assets                                  C           C         C         C

240.Ratio of net interest income to      4.85% A     5.00%     5.11%     2.96%     2.76%     4.19%
average
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
DAILY TAX-EXEMPT MONEY FUND

INVESTMENTS OCTOBER 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ALABAMA - 1.4%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Rime Village Proj.) Series 1996 B,
3.55% (FNMA Guaranteed) VRDN  $ 3,775,000 $ 3,775,000
Jefferson County Swr. Rev. Series 1995 A, 3.60%, LOC Bayerische Landesbank Girozentale,
VRDN    3,000,000  3,000,000
   6,775,000
ALASKA - 1.7%
Valdez Marine Terminal Rev. Rfdg. Series 1994 B, 3.65%, VRDN   8,300,000
8,300,000
ARIZONA - 3.0%
Apache County Ind. Dev. Auth. Rev., VRDN:
 (Tucson Elec. Pwr. Co. Proj.):
  (Springerville Proj.) Series 1983 A, 3.55%, LOC Barclays Bank PLC 12,300,000 12,300,000
  Series 1981 B, 3.65%, LOC Bank of Tokyo - Mitsubishi Ltd   1,000,000
1,000,000
Arizona Health Facs. Auth. Rev. (Samaritan Health Care) Series 1986, 3.55%
(FGIC Insured) (BPA Chase Manhattan Bank), VRDN   1,710,000  1,710,000
   15,010,000
ARKANSAS - 0.5%
Arkansas Hosp. Equip. Fin. Auth. Rev. (Baptist Health Proj.) Series 1995, 3.60%, LOC
Credit Suisse, VRDN   1,575,000  1,575,000
University of Arkansas Rev. (UAM Campus) 3.60%, LOC Credit Suisse, VRDN 1,000,000 1,000,000
   2,575,000
CALIFORNIA - 6.0%
Alameda County TRAN 4.50% 6/30/97   1,400,000  1,404,889
California Facs. Lease Reg'l. Impt. Corp. Rev. (Los Angeles Int'l. Arpt. Air France) 3.70%, LOC
Societe Generale, VRDN   3,100,000  3,100,000
California Gen. Oblig. RAN Series 1996-97, 4.50% 6/30/97   7,850,000
7,880,340
California School Cash Reserves Auth. Prog. TRAN Series 1996 A, 4.75%
7/2/97   2,700,000  2,715,573
Fresno TRAN 4.50% 6/30/97   1,000,000  1,003,811
Los Angeles Commty. College Dist. TRAN Series 1996-97, 4.50% 7/1/97 1,000,000 1,003,182
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97   2,000,000
2,006,940
Los Angeles TRAN Series 1996, 4.50% 6/19/97   8,000,000  8,027,047
Oakland TRAN Series 1996, 4.75% 6/30/97   1,500,000  1,508,293
Ventura County TRAN Series 1996, 4.75% 7/2/97   1,300,000  1,306,131
   29,956,206
COLORADO - 0.6%
El Paso County School Dist. Gen. Oblig. Participating VRDN, Series 1996 D,
3.75%
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   1,250,000  1,250,000
Fort Lupton Water Util. Wtr. Rev. BAN 4.10% 1/10/97   700,000  700,000
Smith Creek County Metropolitan Dist. Rev.
Series 1995, 3.55%, LOC NationsBank, VRDN   900,000  900,000
   2,850,000
DELAWARE - 2.4%
Delaware Econ. Dev. Auth. Multi-Family Rev. (Schoolhouse Trust Prog.) 3.80%, LOC Marine
Midland Bank, VRDN   1,150,000  1,150,000
Delaware Econ. Dev. Auth. Rev., VRDN:
 (Hosp. Billing & Collection Svcs. Proj.) Series 1985 B, 3.65% (MBIA
Insured)
 (BPA Morgan Stanley Group, Inc.)   6,000,000  6,000,000
 (Peninsula United Methodist Homes Inc.) Series 1992 B,3.65%, LOC
Corestates Bank   4,710,000  4,710,000
   11,860,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FLORIDA - 5.9%
Broward County Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Landings Inverrary Apts.) 3.60%,
LOC PNC Bank, VRDN  $ 2,000,000 $ 2,000,000
Duval County Hsg. Fin. Auth. Multi-Family Rev. (Lakes of Mayport Apts.) Series 1985 F,
3.65%, LOC SunTrust Bank of Atlanta, VRDN   1,300,000  1,300,000
Florida Local Gov't. Finance Auth. Rev. Series A, 3.65% 2/26/97, LOC First
Union Nat'l. Bank, CP   1,600,000  1,600,000
Florida State Board of Ed. Participating VRDN, Series CR-163, 3.70%
 (Liquidity Facility Citibank) (b)   2,000,000  2,000,000
Indian River County Hosp. Dist. Hosp. Rev. Rfdg. Series 1985, 3.60%, LOC
Kredietbank, VRDN   3,000,000  3,000,000
Lee County Hosp. Board Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.) Series
1992 B,
 3.65%, tender 11/7/96, LOC SunTrust Bank   5,500,000  5,500,000
Orange County Ind. Dev. Board Rev. (Blood Bank Proj.) Series 1988, 3.60%,
LOC SunTrust Bank, VRDN   1,145,000  1,145,000
St. Lucie County Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. & Light Co. Proj.) Series 1994 A:
 3.65%, tender 12/6/96   2,600,000  2,600,000
 3.60%, tender 2/21/97   2,500,000  2,500,000
Sunrise Util. Sys. Participating VRDN, Series SGB-16,
3.65% (Liquidity Facility Societe Generale) (b)   600,000  600,000
Sunshine State Gov't. Fing. Commission Rev. Series 1994, CP:
 3.65% 12/6/96   2,000,000  2,000,000
 3.60% 2/20/97   5,000,000  5,000,000
   29,245,000
GEORGIA - 6.0%
Atlanta Gen. Oblig. Participating VRDN, Series SG-58, 3.65%
(Liquidity Facility Societe Generale) (b)   2,785,000  2,785,000
Atlanta Arpt. Facs. Rev. Rfdg. Bonds Series 1996, 5% 1/1/97 (AMBAC Insured)
 2,500,000  2,505,057
Cherokee County Wtr. & Swr. Auth. Participating VRDN, Series 1993,
3.60% (MBIA Insured) (Liquidity Facility Merrill Lynch & Co.) (b)
1,495,000  1,495,000
Clayton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg. (Kings Arms Apts. Proj.) Series 1990 D,
3.55% (FSA Insured) (BPA Barclays Bank) VRDN   1,100,000  1,100,000
Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Champions Green Apts. Proj.) Series 1994 B, 3.60%, LOC Southtrust Bank 5,670,000 5,670,000
 (Holcomb's Landing Apts. Proj.) 3.60%, LOC First Union Nat'l. Bank 1,000,000 1,000,000
Georgia Muni. Elec. Auth. Participating VRDN, Series SG-40,
 3.65% (Liquidity Facility Societe Generale) (b)   3,000,000  3,000,000
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds Series L, 7.75% 1/1/97
1,000,000  1,026,402
Gwinnett County Hsg. Auth. Multi-Family Hsg. Rev. (Post Corners Proj.)
 Series 1996, 3.55% (FNMA Guaranteed) VRDN   4,760,000  4,760,000
Newton County Ind. Dev. Auth. Rev. Rfdg. (John H. Harland Co. Proj.) 3.65%,

LOC NationsBank, VRDN   2,000,000  2,000,000
Rockdale County Hosp. Auth. Rev. Series 1994, 3.60%, LOC SunTrust Bank of
Atlanta, VRDN   2,700,000  2,700,000
Savannah Econ. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns)
 Series 1991, 3.70%, LOC NationsBank, VRDN   1,700,000  1,700,000
   29,741,459
IDAHO - 0.3%
Caribou County Ind. Dev. Poll. Cont. Rev. Rfdg. (Monsanto Co.) Series 1990,
3.65%, VRDN   1,500,000  1,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ILLINOIS - 9.9%
Chicago Gen. Oblig. Bonds Series 1996,
 3.10%, tender 2/4/97, LOC Landesbank Hessen-Thuringen  $ 1,907,000 $
1,907,000
Chicago Gen. Oblig. Participating VRDN, Series 96-BB, 3.70%
(Liquidity Facility Bank of America) (b)   2,400,000  2,400,000
Chicago Metropolitan Wtr. Recycling Dist. Bonds 6.75% 1/1/97   340,000
341,908
Cook County Rev. (Catholic Charities Hosp.) Series 1988 A-1,
3.60%, LOC Nat'l. Westminster Bank, VRDN   1,800,000  1,800,000
Decatur Wtr. Rev. Bonds Series 1985, 3.65% tender 11/20/96, LOC Sumitomo
Bank, Ltd.   1,100,000  1,100,000
East Hazel Crest Multi-Family Hsg. Rev. (I-80 & Halstead Proj.)
 Series 1985 A, 3.80%, LOC Marine Midland Bank, VRDN   2,945,000  2,945,000
Illinois Dev. Fin. Auth. Mutil-Family Hsg. Rev. Rfdg. (Garden Glen Apts.) Series 1993, 3.80%,
VRDN    910,000  910,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev. Rfdg. Bonds (Commonwealth Edison Proj.) Series 1996 A,
3.65% (AMBAC Insured) VRDN   10,000,000  10,000,000
Illinois Dev. Fin. Auth. Rev. (Presbyterian Home Lake Forest) Series 1996 A, 3.60%, LOC LaSalle
Nat'l. Bank, VRDN   1,400,000  1,400,000
Illinois Edl. Facs. Auth. Rev. (Art Instiute of Chicago) Series 1996, 3.65% (Liquidity Facility
Bank of America Illinois) VRDN   2,000,000  2,000,000
Illinois Health Facs. Auth. Rev:
 Bonds:
  (Evanston Hosp. Corp. Proj.) Series 1985 B, 3.15%, tender 1/31/97 1,900,000 1,900,000
  (Univ. of Chicago Proj.) Series 1985 A, 3.75%, tender 1/30/97   1,000,000
1,000,000
 VRDN:
  Rfdg. (Franciscan Eldercare Commty. Svc.) Series 1996 C, 3.65%,
  LOC LaSalle Bank   1,200,000  1,200,000
  (Children's Mem. Hosp.) Series 1985 B, 3.60%, LOC First Nat'l Bank of
Chicago   3,600,000  3,600,000
  (Evangelical Hosp. Corp.) Series 1985 B, 3.60%, LOC Barclays Bank 1,425,000 1,425,000
  (Gottlieb Health Resources Inc.)
  3.60%, LOC Harris Trust & Savings Bank of Chicago   2,500,000  2,500,000
  (Methodist Med. Ctr. Proj.) Series 1985 B, 3.75%, LOC Sumitomo Bank, Ltd 400,000 400,000
Illinois Reg'l. Trans. Auth. Participating VRDN (b):
 Series SG-10, 3.65% (Liquidity Facility Societe Generale)   1,645,000
1,645,000
 Series SG-82, 3.65% (Liquidity Facility Societe Generale)   1,000,000
1,000,000
Lombard Ind. Proj. (B&H Partnership Proj.) 3.875%, LOC Comerica Bank, VRDN
 3,375,000  3,375,000
Mundelein Ind. Dev. Rev. Rfdg. (1200 Town Line Rd. Proj.) 3.60%, LOC Harris Trust &
Savings Bank, VRDN   1,100,000  1,100,000
Schaumburg Gen. Oblig. Rev. Series 1996 A, 3.60% (BPA Credit Suisse) VRDN 2,000,000 2,000,000
Schaumberg Ind. Dev. Rev. Rfdg. (La Quinta Motor Inns Inc. Proj.)
 3.70%, LOC NationsBank,VRDN   1,785,000  1,785,000
Springfield Commty. Impt. Rev. (Kent Family, Inc. Proj.) 3.70%, LOC PNC
Bank, VRDN   1,400,000  1,400,000
   49,133,908
INDIANA - 2.5%
Indiana Ed. Facs. Auth. Rev. (Tri-State Univ. Proj.) 3.65%, LOC Bank One,
Indianapolis, VRDN   2,585,000  2,585,000
Indiana Health Facs. Fing. Auth. Hosp. Rev. (Methodist Hosp. of Indiana) Series 1992 C, 3.35%
(Liquidity Facility Credit Suisse) VRDN   2,200,000  2,200,000
Indiana Hsg. & Fin. Auth. Single Family Mtg. Rev. Bonds
Series 1995 D-1, 3.85%, tender 11/1/96   1,500,000  1,500,000
Indianapolis Pub. Impt. TAN Series 1996 A, 4.25% 1/1/97   1,400,000
1,401,166
Noblesville Econ. Dev. Rev. Rfdg. (River's Edge Apt. Proj.) Series 1992,
3.60%,
LOC Bank One, VRDN   3,110,000  3,110,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
INDIANA - CONTINUED
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop.):
 Series 1985 L-3, 3.65%, tender 12/2/96  $ 1,200,000 $ 1,200,000
 Series 1985 L-5, 3.65%, tender 12/2/96   500,000  500,000
   12,496,166
IOWA - 0.2%
Iowa Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Small Bus. Loan Prog.) Series
1985 A,
 4.05%, LOC Federal Home Loan Bank, VRDN   1,100,000  1,100,000
KANSAS - 1.4%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr.) Series 1985 C-1:
 3.65%, tender 12/2/96   400,000  400,000
 3.60%, tender 2/19/97   4,665,000  4,665,000
Olathe Edl. Facs. Rev. (Independent College Assoc. Pooled Ed. Loan Prog.) Series 1989 A, 3.60%,
LOC Midland Bank, VRDN   1,790,000  1,790,000
   6,855,000
KENTUCKY - 0.3%
Georgetown Ed. Inst. Rev. (Georgetown College Proj.)
Series 1992, 3.65%, LOC PNC Bank, VRDN   1,600,000  1,600,000
LOUISIANA - 0.8%
Louisiana Pub. Facs. Auth. Wtr. Rev. Rfdg. (Louisiana Wtr. Co. Proj.)
Series 1993, 3.60%, LOC Bank One Texas, VRDN   2,185,000  2,185,000
West Baton Rouge Ind. Dev. Rev. Bonds (Dow Chemcial #3) 3.65%, tender
1/27/97   2,000,000  2,000,000
   4,185,000
MARYLAND - 0.5%
Baltimore County Hsg. Mtg. Rev. (Spring Hill Apt.) Series 1991, 3.55%,
LOC Sumitomo Bank Ltd., VRDN   900,000  900,000
Baltimore Gen. Oblig. Participating VRDN, Series SG-20, 3.70% (Liquidity Facility Societe Generale) (b) 1,500,000 1,500,000
   2,400,000
MASSACHUSETTS - 0.6%
Massachusetts Bay Transit Auth. RAN Series 1996 A, 3.75% 2/28/97
1,000,000  1,000,203
Massachusetts Gen. Oblig. BAN Series 1996 A, 4.25% 6/10/97   2,000,000
2,004,067
   3,004,270
MICHIGAN - 2.7%
Detroit School Dist. RAN 4.50% 5/1/97   3,100,000  3,108,189
Kent County Hosp. Fin. Auth. Rev. (Butterworth Hosp. Proj.)
Series 1991 A, 3.85%, LOC Sanwa Bank, VRDN   3,500,000  3,500,000
Michigan Hosp. Fin. Auth. Rev. (Hosp. Equip. Loan Prog.)
 Series 1995 A, 3.55%, LOC First of America Bank, VRDN   2,000,000
2,000,000
Michigan Strategic Fund Ind. Dev. Rev. (Michigan Sugar Co.-Croswell Proj.)
 3.60%, LOC SunTrust Bank of Atlanta, VRDN   2,500,000  2,500,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Michigan Sugar Co.-Caro Proj.)
 Series 1991, 3.60%, LOC SunTrust Bank of Atlanta, VRDN   1,500,000
1,500,000
Michigan Strategic Fund Poll. Cont. Rev. Bonds (Dow Chemcial Proj.)
Series 1986, 3.60%, tender 12/11/96   1,000,000  1,000,000
   13,608,189
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
MINNESOTA - 2.4%
Bloomington Port Auth. Spl. Tax Rev. Rfdg. Bonds (Mall of America Proj.)
3.60%
(FSA Insured) VRDN  $ 2,000,000 $ 2,000,000
Minnesota Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series M, 3.50%,
tender 12/12/96   790,000  790,000
Olmsted County (COP Human Services Campus Infrastructure Proj.)
 3.60%, LOC Toronto Dominion Bank, VRDN   2,335,000  2,335,000
Osseo Independent School Dist. Participating VRDN (b):
 Series 94-T1, 3.75% (Liquidity Facility First Bank NA, MN)   1,000,000
1,000,000
 Series A, 3.75% (FGIC Insured) (Liquidity Facility Norwest Bank NA,
Minnesota)   1,260,000  1,260,000
Red Wing Poll. Cont. Rev. (Northern States Pwr. Co.) 3.65%, VRDN
2,000,000  2,000,000
Rochester Health Care Facs. Rev. Bonds (Mayo Med. Center.) 3.60%, tender
2/11/97   1,200,000  1,200,000
St. Paul Hsg. and Redev. Auth. Participating VRDN, Series 1996 E, 3.75% (FSA Insured)
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   1,250,000  1,250,000
   11,835,000
MISSISSIPPI - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Mississippi Coll. Proj.) Series 1996,
3.65%,
LOC NationsBank, VRDN   1,000,000  1,000,000
MISSOURI - 1.4%
Missouri Health & Ed. Health Facs. Auth. Rev. (Lutheran Sr. Svcs. ) 3.625%,
LOC Lasalle Nat'l. Bank, VRDN   4,000,000  4,000,000
St. Louis Planned Expansion Auth. Ind. Dev. Rfdg. Rev. (Alumax Foils Proj.)
 Series 1992, 3.60%, LOC PNC Bank, VRDN   2,000,000  2,000,000
Univ. of Missouri BAN Series 1996-97, 4.75% 6/30/97   1,000,000  1,005,720
   7,005,720
NEBRASKA - 0.6%
Omaha Pub. Pwr. Dist. Participating VRDN, Series 1993 D, 3.60%
 (Liquidity Facility Merrill Lynch & Co. Inc.) (b)   3,070,000  3,070,000
NEVADA - 1.7%
Clark County Gen. Oblig. Participating VRDN
 Series BTP-192, 3.65%, LOC Barclays Bank PLC (b)   1,000,000  1,000,000
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.)
 Series 1995 C, 3.60%, LOC Barclays Bank PLC   4,290,000  4,290,000
Nevada Participating VRDN, Series 962801, 3.70% (Liquidity Facility
Citibank) (b)   3,200,000  3,200,000
   8,490,000
NEW HAMPSHIRE - 1.2%
New Hampshire Higher Ed. & Health Facs. Auth. Rev., VRDN:
 (St. Paul's School) 3.55%, LOC State Street Bank & Trust Co.   1,000,000
1,000,000
 (VHA of New England) Series 1985 F, 3.50% (AMBAC Insured) (BPA First
Nat'l. Bank of Chicago)   5,050,000  5,050,000
   6,050,000
NEW JERSEY - 0.6%
New Jersey Gen. Oblig. Participating VRDN, Series 943005, 3.65% (Liquidity
Facility Citibank (b)   2,000,000  2,000,000
Washington Township BAN 4% 12/13/96   1,000,000  1,000,497
   3,000,497
NEW YORK - 4.6%
Nassau County BAN:
 4% 11/15/96   3,400,000  3,400,307
 4.50% 3/14/97   1,167,000  1,169,903
New York City RAN Series 1996-B, 4.50% 6/30/97   15,150,000  15,222,965
New York State Pwr. Auth. Bonds 3.70%, tender 3/1/97   3,000,000  3,000,000
   22,793,175
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NORTH DAKOTA - 1.1%
Oliver County Poll. Cont. Rev. Rfdg. (Square Butte Elec. Coop.) Series 1996 B, 3.55%
(AMBAC Insured) (BPA Bank of New York, NA) VRDN $ 5,375,000 $ 5,375,000 OHIO - 0.4%
Chillicothe Wastewtr. Treatment BAN 4.41% 9/19/97   900,000  902,357
Toledo BAN 4.25% 5/15/97   1,000,000  1,001,671
   1,904,028
OKLAHOMA - 1.0%
Cushing Muni. Auth. Correctional Facs. Rev. Series 1996, 3.60%, LOC First
Union
Nat'l Bank, VRDN   3,000,000  3,000,000
Tulsa Ind. Auth. Rev. Rfdg. (University of Tulsa) Series 1996 B, 3.55% (MBIA Insured) (BPA
Credit Locale de France) VRDN   1,200,000  1,200,000
Tulsa International Arpt. Gen. Rev. Series 1996, 3.70% (FGIC Insured) (BPA FGIC Security
Purchase Inc.) VRDN   1,000,000  1,000,000
   5,200,000
PENNSYLVANIA - 7.5%
Allegheny County Hosp. Dev. Auth. Rev. (St. Margaret Mem. Hosp.) Series 1992 A, 3.85%, LOC
Mellon Bank, VRDN   2,590,000  2,590,000
Dauphin County Gen. Auth. Hosp. Rev. (Reading Hosp. & Med. Ctr.) Series
1994 A,
3.65%, VRDN   1,200,000  1,200,000
Delaware Valley Reg'l. Fin. Auth. Local Gov't. Rev., VRDN:
 Series 1985 C, 3.65%, LOC Marine Midland Bank   2,500,000  2,500,000
 Series 1986, 3.65%, LOC Marine Midland Bank   1,700,000  1,700,000
Montgomery County Higher Ed. & Health. Auth. Rev. (Pottstown Healthcare Corp. Proj.)
Series 1992, 3.75%, LOC Meridian Bank, VRDN   2,565,000  2,565,000
North Lebanon Township Rev. (Grace Commty. Inc. Proj.) Series 1992 B,
3.75%, LOC
Meridian Bank, VRDN   1,895,000  1,895,000
Northeastern Hosp. & Ed. Auth. Rev. (Allhealth Pool Fing.) 3.70%,
 LOC Chase Manhattan Bank, VRDN   5,000,000  5,000,000
North Pennsylvania Wtr. Auth. Participating VRDN, Series SG-30, 3.70%
(Liquidity Facility Societe Generale) (b)   1,030,000  1,030,000
Pennsylvania TAN Series 1996-97, 4.50% 6/30/97   8,100,000  8,138,345
Philadelphia School Dist. TRAN Series 1996-97, 4.50% 6/30/97   1,000,000
1,003,179
Philadelphia TRAN Series 1996-97, 4.50% 6/30/97   1,000,000  1,003,488
Pittsburgh Wtr. & Swr. Sys. Participating VRDN, Series BTP-181, 3.65%
(Liquidity Facility Bankers Trust Co.) (b)   1,000,000  1,000,000
Schuylkill County Ind. Dev. Auth. Resource Recovery Rev. (Gilberton Pwr.)
 3.65%, LOC Mellon Bank, VRDN   2,000,000  2,000,000
York City Gen. Auth. Pooled Fing. Rev. Series 1996, 3.55%,
LOC First Union Nat'l. Bank, VRDN   5,600,000  5,600,000
   37,225,012
SOUTH CAROLINA - 6.0%
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev. (Spartanburg Oxford Proj.)
Series 1990 D, 3.85% (Continental Casualty Co. Guaranteed) VRDN   9,415,000
9,415,000
South Carolina Pub. Svc. Auth. Rev., CP:
 3.60% 2/18/97   7,895,000  7,895,000
 3.60% 2/24/97   3,000,000  3,000,000
South Carolina Pub. Svc. Auth. Tender Option Bonds Series CR-183, 3.65% (Liquidity Facility
Citibank) VRDN (b)   1,100,000  1,100,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SOUTH CAROLINA - CONTINUED
Walhalla Rev. Rfdg. (Avondale Mills Inc. Proj.) Series 1990, 3.60%, LOC SunTrust Bank of
Atlanta, VRDN  $ 3,000,000 $ 3,000,000
York County Poll. Cont. Rev. (Carolina Elec. Proj.) Series 1984 N-2, 3.60%,
VRDN   1,700,000  1,700,000
York County Poll. Cont. Rev. Bonds (Carolina Elec. Co.) Series 1984 N-3,
3.80%,
tender 3/15/97   4,000,000  4,000,000
   30,110,000
TENNESSEE - 2.0%
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev. Series 1995, 3.65%, LOC
NationsBank, VRDN   2,000,000  2,000,000
 Metropolitan Govt. of Nashville & Davidson County Pooled Loan Ed. Prog.
Rev.
 Series A, 3.65%, LOC NationsBank, VRDN   4,100,000  4,100,000
Nashville Metropolitan Arpt. Auth. Spl. Facs. Rev. (American Airlines
Proj.)
 Series A, 3.65%, LOC Credit Suisse, VRDN   400,000  400,000
Rutherford County (Cumberland-Swan Inc. Proj.) Series 1987,
 3.60%, LOC Third Nat'l Bank, VRDN   925,000  925,000
Shelby County Gen. Oblig. Participating VRDN, Series SGB-21,
3.65% (Liquidity Facility Societe Generale) (b)   2,500,000  2,500,000
   9,925,000
TEXAS - 9.7%
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 3.875%, LOC
Household Finance Corp., VRDN   1,000,000  1,000,000
Brazos River Harbor Navigation Dist. of Brazoria County Rev. Bonds (Dow Chemical Co.)
Series 1991:
  3.60%, tender 11/7/96   2,750,000  2,750,000
  3.75%, tender 12/12/96   1,000,000  1,000,000
Dallas Area Rapid Transit Sales Tax Rev. Series A, CP:
 3.65% 12/16/96, LOC Credit Suisse, LOC Swiss Bank Corp   1,700,000
1,700,000
 3.65% 1/28/97, LOC Credit Suisse, LOC Swiss Bank Corp   1,000,000
1,000,000
El Paso Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns Inc. Proj.) Series 1991, 3.70%, LOC
NationsBank, VRDN   1,415,000  1,415,000
Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Ind. Inc. Proj.) Series
1992, 3.55%, VRDN   2,300,000  2,300,000
Guadalupe-Blanco River Auth. Ind. Dev. Rev. (BOC Group Inc. Proj.) Series 1993, 3.60%, LOC
Wachovia Bank, VRDN   1,500,000  1,500,000
Harris County Dev. Corp. Rev. Series 1996 A0 3.55%, LOC Texas Commerce Bank Houston,
VRDN    1,000,000  1,000,000
Hockley County Ind. Dev. Corp. Poll. Cont. Rev. Bonds (Amoco Proj.) 3.75%,
tender 3/1/97   1,000,000  1,000,154
Houston Wtr. & Swr. Sys. Participating VRDN, Series SG-77, 3.65% (Liquidity Facility Societe
Generale) (b)   1,000,000  1,000,000
Houston Wtr. & Swr. Series A, 3.65% (Liquidity Facility Westdeutsche
Landesbanken/
 Swiss Bank Corp.) CP   1,000,000  1,000,000
Pantego Ind. Dev. Corp. (Minyard Properties) Series 1984, 3.75%, LOC
Citibank, VRDN   2,000,000  2,000,000
Tarrant County Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Windcastle Proj.) 3.60%, LOC Swiss
Bank Corp., VRDN   2,100,000  2,100,000
Texarkana Ind. Dev. Corp. Rev. Rfdg. (La Quinta Motor Inns Inc. Proj.)
3.70%, LOC
NationsBank, VRDN   2,240,000  2,240,000
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   16,600,000  16,705,530
Texas Higher Ed. Auth. Rev. Series B, 3.55% (BPA FGIC Security Purchase
Inc.) VRDN   3,910,000  3,910,000
Texas Muni. Pwr. Agcy. BAN 3.60% 2/18/97 (Liquidity Facility Bank of
America)   2,500,000  2,500,000
Texas Pub. Ed. Fin. Auth. Participating VRDN, Series CR-170, 3.65% (Liquidity Facility
Citibank) (b)   2,000,000  2,000,000
   48,120,684
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
UTAH - 0.4%
Intermountain Pwr. Agcy. Pwr. Rev. Bonds Series F, 3.65%, tender 12/6/96 $ 1,000,000 $ 1,000,000
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83, 3.65% (Liquidity Facility Societe
Generale) (b)   1,000,000  1,000,000
   2,000,000
VERMONT - 0.9%
Vermont Edl. & Health Bldgs. Fin. Agcy. Hosp. Rev. (VHA New England) Series E, 3.50%,
(AMBAC Insured) (BPA First Nat'l. Bank of Chicago) VRDN   2,855,000
2,855,000
Vermont Student Assistance Corp. Student Loan Rev. Series 1985, 3.75%, LOC Nat'l.Westminster
Bank, VRDN   1,600,000  1,600,000
   4,455,000
VIRGINIA - 3.1%
Louisa County Ind. Dev. Auth. Rev. Series 1995, 3.65%, LOC NationsBank,
VRDN   3,100,000  3,100,000
Suffolk Redev. & Hsg. Auth. Multi-Family Rental Hsg. Rev. (Windsor at Fieldstone Proj.)
3.65%, LOC NationsBank, VRDN   7,492,000  7,492,000
Virginia Beach Dev Auth. Rev. Rfdg. (La Quinta Inns) Series 1993, 3.70%, LOC NationsBank,
VRDN    2,500,000  2,500,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds Series 1996 C, 3.70%,
tender 12/5/96   2,600,000  2,600,000
   15,692,000
WASHINGTON - 6.5%
Washington Gen. Oblig. Participating VRDN (b):
 Series 1993 C, 3.70% (Liquidity Facility Citibank)   4,000,000  4,000,000
 Series SGA-35, 3.70% (Liquidity Facility Societe Generale)   1,000,000
1,000,000
 Series SGA-36, 3.70% (Liquidity Facility Societe Generale)   2,260,000
2,260,000
 Series SGB-9, 3.65% (Liquidity Facility Societe Generale)   900,000
900,000
Washington Pub. Pwr. Supply Participating VRDN (b):
Series 94 B, 3.70% (Liquidity Facility Citibank   10,600,000  10,600,000
 (Nuclear Proj. No.3) Series BT-126, 3.70% (BPA Bankers Trust Co.) 2,774,400 2,774,400
Washington Pub. Pwr. Supply Sys. Rev. Rfdg. (Nuclear Proj. #1) Series 1993-1A1, 3.55%, LOC
Bank of America Nat'l. Trust & Savings, VRDN   11,000,000  11,000,000
   32,534,400
WISCONSIN - 1.1%
Beaver Dam Unified School Dist. BAN 4.10% 10/14/97   1,000,000  1,001,572
Kenosha Unified School Dist. TRAN 4.25% 9/26/97   1,000,000  1,003,124
Milwaukee Redev. Auth. Dev. Rev. (Bradley Ctr. Parking Facs. Proj.) Series 1986, 3.50%, LOC
Nat'l. Westminster Bank, VRDN   25,000  25,000
Wisconsin Health & Ed. Facs. Auth. Rev. (Daughters of Charity - St. Mary's) Series 1992 A, 3.55%,
VRDN    3,740,000  3,740,000
   5,769,696
WYOMING - 0.2%
Sweetwater County Poll. Cont. Rev. Bonds (Pacificorp) Series 1988 A, 3.60%,

tender 12/16/96, LOC Union Bank of Switzerland   1,200,000  1,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
MULTIPLE STATES - 0.7%
Stephens Equity Trust I Participating VRDN, Series 1996, 3.70%, LOC Bayerische Hypotheken (b) $ 2,782,035 $ 2,782,035
Participating VRDN, Series 1990 A, 4.125%, LOC NationsBank (b)   747,500
747,500
   3,529,535
TOTAL INVESTMENTS - 100%  $ 498,479,945
Total Cost for Income Tax Purposes  $ 498,479,945
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At October 31, 1996 the fund had a capital loss carryforward of approximately $98,000 of which $24,000 and $74,000 will expire on October 31, 2000 and 2004.
DAILY TAX-EXEMPT MONEY FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

241.ASSETS                                                               242.          243.

244.Investment in securities, at value - See accompanying schedule       245.          $ 498,479,945

246.Cash                                                                 247.           6,273


248.Receivable for investments sold                                      249.           1,000,883

250.Interest receivable                                                  251.           2,735,491

252. 253.TOTAL ASSETS                                                    254.           502,222,592

255.LIABILITIES                                                          256.          257.

258.Payable for investments purchased                                    $ 1,200,000   259.

260.Share transactions in process                                         525,472      261.

262.Distributions payable                                                 132,103      263.

264.Accrued management fee                                                161,613      265.

266.Other payables and accrued expenses                                   109,078      267.

268. 269.TOTAL LIABILITIES                                               270.           2,128,266

271.272.NET ASSETS                                                       273.          $ 500,094,326

274.Net Assets consist of:                                               275.          276.

277.Paid in capital                                                      278.          $ 500,191,814

279.Accumulated net realized gain (loss) on investments                  280.           (97,488)

281.282.NET ASSETS, for 500,191,814 shares outstanding                   283.          $ 500,094,326

284.285.NET ASSET VALUE, offering price and redemption price per share   286.           $1.00
 ($500,094,326 (divided by) 500,191,814 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

287.288.INTEREST INCOME                                           289.          $ 18,924,895

290.EXPENSES                                                      291.          292.

293.Management fee                                                $ 2,607,230   294.

295.Transfer agent, accounting and custodian fees and expenses     1,078,032    296.

297.Non-interested trustees' compensation                          3,661        298.

299.Registration fees                                              213,395      300.

301.Audit                                                          23,181       302.


303.Legal                                                          7,476        304.


305.Miscellaneous                                                  154          306.

307. Total expenses before reductions                              3,933,129    308.

309. Expense reductions                                            (548,302)     3,384,827

310.311.NET INTEREST INCOME                                       312.           15,540,068

313.314.NET REALIZED GAIN (LOSS) ON INVESTMENTS                   315.           (74,164)


316.317.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      318.          $ 15,465,904


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED         YEAR ENDED
                                                                                      OCTOBER 31,        OCTOBER 31,
                                                                                      1996               1995

319.INCREASE (DECREASE) IN NET ASSETS

320.Operations                                                                        $ 15,540,068       $ 16,108,406
Net interest income

321. Net realized gain (loss)                                                          (74,164)           32,560

322. Increase (decrease) in net unrealized gain from accretion of market discount      -                  (317)

323.                                                                                   15,465,904         16,140,649
324.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

325.Distributions to shareholders from net interest income                             (15,540,068)       (16,108,406)

326.Share transactions at net asset value of $1.00 per share                           1,958,241,067      1,737,542,023
Proceeds from sales of shares

327. Reinvestment of distributions from net interest income                            13,605,676         14,101,845

328. Cost of shares redeemed                                                           (2,030,851,443)    (1,646,761,931)

329.330.                                                                               (59,004,700)       104,881,937
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

331.                                                                                   (59,078,864)       104,914,180
332.TOTAL INCREASE (DECREASE) IN NET ASSETS

333.NET ASSETS                                                                        334.               335.

336. Beginning of period                                                               559,173,190        454,259,010

337. End of period                                                                    $ 500,094,326      $ 559,173,190


FINANCIAL HIGHLIGHTS - INITIAL CLASS

338.                                                      YEARS ENDED OCTOBER 31,

339.                                                      1996                      1995        1994        1993        1992

340.SELECTED PER-SHARE DATA

341.Net asset value, beginning of period                  $ 1.000                   $ 1.000     $ 1.000     $ 1.000     $ 1.000

342.Income from Investment Operations                      .030                      .033        .022        .021        .029
Net interest income

343.Less Distributions

344. From net interest income                              (.030)                    (.033)      (.022)      (.021)      (.029)

345.Net asset value, end of period                        $ 1.000                   $ 1.000     $ 1.000     $ 1.000     $ 1.000

346.TOTAL RETURN A                                         3.02%                     3.36%       2.21%       2.11%       2.93%

347.RATIOS AND SUPPLEMENTAL DATA

348.Net assets, end of period (000 omitted)               $ 500,094                 $ 559,173   $ 454,259   $ 538,756   $ 484,999

349.Ratio of expenses to average net assets                .65%                      .65%        .65%        .61%        .63%
                                                          B                         B           B

350.Ratio of net interest income to average net assets     2.98%                     3.31%       2.17%       2.09%       2.86%


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
U.S. Treasury Portfolio (U.S. Treasury) and Money Market Portfolio (Money Market)(collectively referred to as "the taxable funds") are funds of Daily Money Fund (a trust). Fidelity Daily-Tax-Exempt Money Fund (Daily Tax-Exempt) is a fund of Daily Tax-Exempt Money Fund (a trust). Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust, and is authorized to issue an unlimited number of shares.
On October 17, 1996, the Board of Trustees approved a change in the fiscal year-end of the taxable funds from July 31 to October 31. Accordingly, their financial statements include the results of operations and changes in net assets for the three-month period ended October 31, 1996.
U.S. Treasury offers two classes of shares, Initial Class and Class B, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
 The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Daily Tax-Exempt, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the taxable funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. Money Market and Daily Tax-Exempt are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $45,000,000 or 1.7% of net assets for Money Market. Daily Tax-Exempt had no investments in restricted securities (excluding 144A issues).
3. JOINT TRADING ACCOUNT.
At the end of the period, U.S. Treasury had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $1,376,212,623 at 5.56%, $49,287,619 at 5.57% and $80,906,889 at 5.30%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED OCTOBER 31, 1996, DUE NOVEMBER 1, 1996  AT 5.56%
Number of dealers or banks 18
Maximum amount with one dealer or bank 23.4%
Aggregate principal amount of agreements $8,555,723,000
Aggregate maturity amount of agreements $8,557,045,050
Aggregate market value of transferred assets $8,730,452,846
Coupon rates of transferred assets 0.0% to 15.75%
Maturity dates of transferred assets 11/7/96 to 8/15/26
DATED OCTOBER 31, 1996, DUE NOVEMBER 1, 1996  AT 5.57%
Number of dealers or banks 4
Maximum amount with one dealer or bank 40.4%
Aggregate principal amount of agreements $470,000,000
Aggregate maturity amount of agreements $470,072,661
Aggregate market value of transferred assets $479,671,311
Coupon rates of transferred assets 0.0% to 15.75%
Maturity dates of transferred assets 11/15/96 to 8/15/26
DATED OCTOBER 10, 1996, DUE DECEMBER 26, 1996  AT 5.30%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $505,668,056
Aggregate market value of transferred assets $510,107,174
Coupon rates of transferred assets 0.0% to 8.125%
Maturity dates of transferred assets 4/10/97 to 8/15/19
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans) adopted by Initial Class shares of each fund, and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of each fund's Initial Class shares. Subject to the approval of each Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each fund's Initial Class shares or render shareholder support services. FMR or FDC has informed the funds that payments made to third parties under the Plans amounted to $1,284,231, $1,411,317 and $1,352,100 for the Initial Class of U.S. Treasury, Money Market, and Daily Tax-Exempt, respectively, for the period.
In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted a separate distribution plan with respect to U.S. Treasury's Class B shares (Class B Plan). Under the Class B Plan, the fund pays FDC a distribution and service fee.
This fee is based on an annual rate of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $48,497 under the Class B Plan, of which $16,950 was paid to securities dealers, banks and other financial institutions for the distribution of Class B shares and providing shareholder support services.
In addition, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the Class B shares. Subject to the approval of the Board of Trustees, the Class B Plan also authorizes payments to third parties that assist in the sale of the fund's Class B shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Class B Plan amounted to $19,007 for the period.
SALES LOAD. FDC receives the proceeds of a contingent deferred sales charge levied on U. S. Treasury Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $26,013 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Daily Tax-Exempt. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Daily Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Daily Tax-Exempt. FIIOC receives account fees and asset-based fees that vary according to account size. FIIOC pays for typesetting and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17%, .27%, and .26% of the average net assets for U.S. Treasury Initial Class, U.S. Treasury Class B and Money Market Initial Class, respectively. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets for Daily Tax-Exempt Initial Class.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the accounting records for the taxable funds. UMB also has a sub-contract with FSC to maintain Daily Tax-Exempt's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $107,140 for Daily Tax-Exempt.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets.
U.S. TREASURY INITIAL CLASS. For the period, this expense
limitation was .65% of average net assets and the reimbursement reduced expenses by $169,465.
U.S. TREASURY CLASS B. For the period, this expense limitation was 1.35% of average net assets and the reimbursement reduced expenses by $23,973.
MONEY MARKET INITIAL CLASS. For the period, this expense limitation was
 .65% of average net assets and the reimbursement reduced expenses by
$819,006.
DAILY TAX-EXEMPT INITIAL CLASS. For the period, this expense limitation was
 .65% of average net assets and the reimbursement reduced expenses by
$543,729.
In addition, each fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian fees were reduced by $69 and $4,573 for Money Market and Daily Tax-Exempt, respectively, under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, 2 shareholders were each record owners of more than 10% of the total outstanding shares of U.S. Treasury totaling approximately 41% of Initial Class shares.
7. SHARE TRANSACTIONS.
Share transactions for both classes of U.S. Treasury at net asset value of $1.00 per share were as follows:
INITIAL CLASS    THREE MONTHS          YEAR ENDED    YEAR ENDED
                 ENDED                 JULY 31,      JULY 31,
                  OCTOBER  31, 1996     1996          1995


Shares sold                                               $ 2,052,601,018    $ 11,030,210,151   $ 10,338,354,217

Reinvestment of distributions from net interest income     12,481,771         56,208,793         49,283,595

Shares redeemed                                            (2,065,230,596)   (11,113,118,785)
                                                                                                (10,585,120,039)

Net increase (decrease)                                   $ (147,806)        $ (26,699,841)     $ (197,482,227)


CLASS B


Shares sold                                               $ 10,395,134     $ 82,859,473   $ 17,802,599

Reinvestment of distributions from net interest income     257,070          472,884        185,089

Shares redeemed
                                                          (30,201,713)     (46,523,167)   (15,460,856)

Net increase (decrease)                                   $ (19,549,509)   $ 36,809,190   $ 2,526,832


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Daily Money Fund and the Shareholders of U.S. Treasury Portfolio and Money Market Portfolio:
We have audited the accompanying statements of assets and liabilities of Daily Money Fund: U.S. Treasury Portfolio and Money Market Portfolio, including the schedules of portfolio investments as of October 31, 1996, the related statements of operations for the three months then ended, the statements of changes in net assets for the three months then ended and for each of the two years in the period ended July 31, 1996 and the financial highlights of the U.S. Treasury Portfolio (Initial Class) and the Money Market Portfolio (Initial Class) for the three months ended October 31, 1996 and for each of the five years in the period ended July 31, 1996 and of the U. S. Treasury Portfolio (Class B) for the three months ended October 31, 1996, for each of the two years in the period ended July 31, 1996, and for the period July 1, 1994 (commencement of operations) to July 31, 1994. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Money Fund: U.S. Treasury Portfolio and Money Market Portfolio as of October 31, 1996, the results of their operations for the three months then ended, the changes in their net assets for the three months then ended and for each of the two years in the period ended July 31, 1996, and the financial highlights of the U.S. Treasury Portfolio (Initial Class) and the Money Market Portfolio (Initial Class) for the three months ended October 31, 1996 and for each of the five years in the period ended July 31, 1996 and of the U. S. Treasury Portfolio (Class B) for the three months ended October 31, 1996, for each of the two years in the period ended July 31, 1996, and for the period July 1, 1994 (commencement of operations) to July 31, 1994, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
December 2 , 1996
To the Trustees and Shareholders of Daily Tax-Exempt Money Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Tax-Exempt Money Fund at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Daily Tax-Exempt Money Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse, LLP
Dallas, Texas
December 10, 1996

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Leland Barron, VICE PRESIDENT
Robert Duby, VICE PRESIDENT
Scott Orr, VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
UMB Bank, n.a.
Kansas City, MO
 DAILY TAX-EXEMPT MONEY FUND

CUSTODIANS
The Bank of New York
New York, NY
UMB Bank, n.a.
Kansas City, MO
 DAILY TAX-EXEMPT MONEY FUND
DAILY MONEY FUND: U.S. TREASURY PORTFOLIO

INVESTMENTS OCTOBER 31, 1996
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 16.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 14.7%
4/3/97 5.54% $ 22,000,000 $ 21,508,657
4/3/97 5.55  47,000,000  45,949,315
4/3/97 5.59  40,000,000  39,099,000
5/29/97 5.71  18,000,000  17,435,700
5/29/97 5.74  36,000,000  34,866,175
7/24/97 5.73  13,000,000  12,481,337
8/21/97 5.63  10,000,000  9,566,197
8/21/97 5.66  10,000,000  9,564,570
8/21/97 5.67  36,000,000  34,429,391
9/18/97 5.68  12,000,000  11,424,340
9/18/97 5.70  16,000,000  15,231,027
9/18/97 5.71  16,000,000  15,229,243
   266,784,952
U.S. TREASURY NOTES - 2.1%
4/30/97 5.30  38,000,000  38,259,340
TOTAL U.S. TREASURY OBLIGATIONS   305,044,292
REPURCHASE AGREEMENTS - 83.2%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 10/31/96 due 11/1/96
 (Notes 2 and 3):
  At 5.56% $  1,376,212,623  1,376,000,000
  At 5.57%   49,287,619  49,280,000
 (U.S. Treasury Obligations)
 dated 10/10/96 due 12/26/96:*
  At 5.30%   80,906,889  80,000,000
TOTAL REPURCHASE AGREEMENTS   1,505,280,000
TOTAL INVESTMENTS - 100% $  1,810,324,292
Total Cost for Income Tax Purposes $  1,810,324,292
*Payable on seven-day demand.
INCOME TAX INFORMATION
At October 31, 1996 the fund had a capital loss carryforward of approximately $421,000 which will expire on October 31, 2001.
A total of 18.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
DAILY MONEY FUND: U.S. TREASURY PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

8.ASSETS                                                                                       9.            10.

11.Investment in securities, at value (including repurchase agreements of $1,505,280,000) -    12.           $ 1,810,324,292
See accompanying schedule

13.Cash                                                                                        14.            14,264,202


15.Interest receivable                                                                         16.            273,802

17. 18.TOTAL ASSETS                                                                            19.            1,824,862,296

20.LIABILITIES                                                                                 21.           22.

23.Distributions payable                                                                       $ 2,418,868   24.

25.Accrued management fee                                                                       717,545      26.

27.Other payables and accrued expenses                                                          407,926      28.

29. 30.TOTAL LIABILITIES                                                                       31.            3,544,339

32.33.NET ASSETS                                                                               34.           $ 1,821,317,957

35.Net Assets consist of:                                                                      36.           37.

38.Paid in capital                                                                             39.           $ 1,821,688,864

40.Accumulated net realized gain (loss) on investments                                         41.            (370,907)

42.43.NET ASSETS                                                                               44.           $ 1,821,317,957

45.INITIAL CLASS :                                                                             47.            $1.00
46.NET ASSET VALUE, offering price and redemption price per share
 ($1,800,907,401 (divided by) 1,801,274,152 shares)

48.CLASS B:                                                                                    50.            $1.00
49.NET ASSET VALUE, offering price and redemption price per share
 ($20,410,556 (divided by) 20,414,712 shares)


STATEMENT OF OPERATIONS

 THREE MONTHS ENDED OCTOBER 31, 1996

51.52.INTEREST INCOME                                         53.           $ 24,710,091

54.EXPENSES                                                   55.           56.

57.Management fee                                             $ 2,327,773   58.

59.Transfer agent fees                                                      60.

61. Initial Class                                              779,481      62.

63. Class B                                                    18,354       64.

65.Distribution fees - Class B                                 48,497       66.

67.Accounting fees and expenses                                47,493       68.

69.Non-interested trustees' compensation                       3,466        70.

71.Registration fees - Initial Class                           14,662       72.

73.Registration fees - Class B                                 14,142       74.

75.Legal                                                       9,833        76.


77.Miscellaneous                                               3,394        78.

79. Total expenses before reductions                           3,267,095    80.

81. Expense reductions                                         (193,438)     3,073,657

82.83.NET INTEREST INCOME                                     84.            21,636,434

85.86.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 87.            17,244


88.89.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    90.           $ 21,653,678


STATEMENT OF CHANGES IN NET ASSETS

                                                                          THREE MONTHS      YEAR ENDED        YEAR ENDED
                                                                          ENDED             JULY 31,          JULY 31,
                                                                          OCTOBER 31,       1996              1995
                                                                          1996

91.INCREASE (DECREASE) IN NET ASSETS

92.Operations                                                             $ 21,636,434      $ 98,814,880      $ 95,675,780
Net interest income

93. Net realized gain (loss)                                               17,244            37,646            29,208

94. 95.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     21,653,678        98,852,526        95,704,988

96.Distributions to shareholders                                           (21,367,372)      (98,286,345)      (95,473,806)
 From net interest income
97.  Initial Class

98.  Class B                                                               (269,062)         (528,535)         (201,974)

99. 100.TOTAL DISTRIBUTIONS                                                (21,636,434)      (98,814,880)      (95,675,780)

101.Share transactions - net increase (decrease)                           (19,697,315)      10,109,349        (194,955,395)

102.                                                                       (19,680,071)      10,146,995        (194,926,187)
103.TOTAL INCREASE (DECREASE) IN NET ASSETS

104.NET ASSETS                                                            105.              106.              107.

108. Beginning of period                                                   1,840,998,028     1,830,851,033     2,025,777,220

109. End of period                                                        $ 1,821,317,957   $ 1,840,998,028   $ 1,830,851,033


FINANCIAL HIGHLIGHTS - INITIAL CLASS
110.   THREE MONTHS        YEARS ENDED JULY 31,
       ENDED OCTOBER 31,

111.   1996   1996   1995   1994   1993   1992


112.SELECTED PER-SHARE DATA

113.Net asset value, beginning of period       $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

114.Income from Investment Operations

115. Net interest income                        .012        .049      .049      .029      .027      .042

116.Less Distributions

117. From net interest income                   (.012)      (.049)    (.049)    (.029)    (.027)    (.042)

118.Net asset value, end of period             $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

119.TOTAL RETURN B, C                           1.19%       5.06%     5.02%     2.89%     2.78%     4.25%

120.RATIOS AND SUPPLEMENTAL DATA

121.Net assets, end of period (in millions)    $ 1,801     $ 1,801   $ 1,828   $ 2,025   $ 2,949   $ 3,094

122.Ratio of expenses to average net assets     .65% A,     .65%      .65%      .60%      .57%      .59%
                                               C           C         C

123.Ratio of net interest income to average     4.66% A     4.94%     4.89%     2.81%     2.73%     4.14%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B

124.   THREE MONTHS    YEARS ENDED JULY 31,               JULY 1, 1994
       ENDED                                              (COMMENCEMENT
       OCTOBER 31,                                        OF OPERATIONS) TO


125.   1996   1996   1995   JULY 31, 1994


126.SELECTED PER-SHARE DATA

127.Net asset value, beginning of period                  $ 1.000      $ 1.000    $ 1.000   $ 1.000

128.Income from Investment Operations

129. Net interest income                                   .010         .043       .042      .002

130.Less Distributions

131. From net interest income                              (.010)       (.043)     (.042)    (.002)

132.Net asset value, end of period                        $ 1.000      $ 1.000    $ 1.000   $ 1.000

133.TOTAL RETURN B, C                                      1.01%        4.33%      4.28%     .25%

134.RATIOS AND SUPPLEMENTAL DATA

135.Net assets, end of period (000 omitted)               $ 20,411     $ 39,956   $ 3,154   $ 628

136.Ratio of expenses to average net assets                1.35% A,     1.35%      1.35%     1.35% A,
                                                          D            D          D         D

137.Ratio of net interest income to average net assets     3.96% A      4.13%      4.22%     3.03% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE LEVIED ON CLASS B SHARE REDEMPTIONS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
U.S. Treasury Portfolio (the fund) is a fund of Daily Money Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.
 On October 17, 1996, the Board of Trustees approved a change in the fiscal year-end of the fund from July 31 to October 31. Accordingly, the financial statements include the results of operations and changes in net assets for the three-month period ended October 31, 1996.
The fund offers two classes of shares, Initial Class and Class B, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
 The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed
3. JOINT TRADING ACCOUNT - CONTINUED
and found satisfactory by FMR. The maturity values of the joint trading account investments were $1,376,212,623 at 5.56%, $49,287,619 at 5.57% and
$80,906,889 at 5.30%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED OCTOBER 31, 1996, DUE NOVEMBER 1, 1996  AT 5.56%
Number of dealers or banks 18
Maximum amount with one dealer or bank 23.4%
Aggregate principal amount of agreements $8,555,723,000
Aggregate maturity amount of agreements $8,557,045,050
Aggregate market value of transferred assets $8,730,452,846
Coupon rates of transferred assets 0.0% to 15.75%
Maturity dates of transferred assets 11/7/96 to 8/15/26
DATED OCTOBER 31, 1996, DUE NOVEMBER 1, 1996  AT 5.57%
Number of dealers or banks 4
Maximum amount with one dealer or bank 40.4%
Aggregate principal amount of agreements $470,000,000
Aggregate maturity amount of agreements $470,072,661
Aggregate market value of transferred assets $479,671,311
Coupon rates of transferred assets 0.0% to 15.75%
Maturity dates of transferred assets 11/15/96 to 8/15/26
DATED OCTOBER 10, 1996, DUE DECEMBER 26, 1996  AT 5.30%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $505,668,056
Aggregate market value of transferred assets $510,107,174
Coupon rates of transferred assets 0.0% to 8.125%
Maturity dates of transferred assets 4/10/97 to 8/15/19
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Initial Class shares (Initial Class Plan) and Class B shares (Class B Plan). Under the Initial Class Plan, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's Initial Class shares. Subject to the approval of the Board of Trustees, the Initial Class Plan authorizes payments to third parties that assist in the sale of the fund's Initial Class shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Initial Class Plan amounted to $1,411,317 for the period.
Under the Class B Plan, the fund pays FDC a distribution and service fee. This fee is based on an annual rate of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $48,497 under the Class B Plan, of which $16,950 was paid to securities dealers, banks and other financial institutions for the distribution of Class B shares and providing shareholder support services.
In addition, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the Class B shares. Subject to the approval of the Board of Trustees, the Class B Plan also authorizes payments to third parties that assist in the sale of the fund's Class B shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Class B Plan amounted to $19,007 for the period.
SALES LOAD. FDC receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $26,013 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the fund's Initial Class and Class B shares. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .17% and .27% of the average net assets of Initial Class and Class B, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets.
(I) INITIAL CLASS. For the period, this expense limitation was .65% of average net assets and the reimbursement reduced expenses by $169,465.
(II) CLASS B. For the period, this expense limitation was 1.35% of average net assets and the reimbursement reduced expenses by $23,973.
6. BENEFICIAL INTEREST.
At the end of the period, 2 shareholders were each record owners of more than 10% of the total outstanding shares of the fund, totaling approximately 41% of Initial Class shares.
7. SHARE TRANSACTIONS.
Share transactions for both classes of the fund at net asset value of $1.00 per share were as follows:
INITIAL CLASS    THREE MONTHS          YEAR ENDED    YEAR ENDED
                 ENDED                 JULY 31,      JULY 31,
                  OCTOBER  31, 1996     1996          1995


Shares sold                                               $ 2,052,601,018   $ 11,030,210,151   $ 10,338,354,217

Reinvestment of distributions from net interest income     12,481,771        56,208,793         49,283,595

Shares redeemed                                                             (11,113,118,785)
                                                          (2,065,230,595)                      (10,585,120,039)

Net increase (decrease)                                   $ (147,806)       $ (26,699,841)     $ (197,482,227)


CLASS B


Shares sold                                               $ 10,395,134     $ 82,859,473   $ 17,802,599

Reinvestment of distributions from net interest income     257,070          472,884        185,089

Shares redeemed
                                                          (30,201,713)     (46,523,167)   (15,460,856)

Net increase (decrease)                                   $ (19,549,509)   $ 36,809,190   $ 2,526,832


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Daily Money Fund and the Shareholders of U.S. Treasury
Portfolio:
We have audited the accompanying statement of assets and liabilities of Daily Money Fund: U.S. Treasury Portfolio, including the schedule of portfolio investments as of October 31, 1996, the related statement of operations for the three months then ended, the statement of changes in net assets for the three months then ended and for each of the two years in the period ended July 31, 1996 and the financial highlights of the U.S. Treasury Portfolio for the three months ended October 31, 1996 for Initial Class and Class B and for each of the five years in the period ended July 31, 1996 for the Initial Class, and for each of the two years in the period ended July 31, 1996 and for the period July 1, 1994 (commencement of operations) to July 31, 1994 for Class B. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Money Fund: U.S. Treasury Portfolio as of October 31, 1996, the results of its operations for the three months then ended, the changes in its net assets for the three months then ended and for each of the two years in the period ended July 31, 1996 and the financial highlights of the U.S. Treasury Portfolio for the three months ended October 31, 1996 for Initial Class and Class B and for each of the five years in the period ended July 31, 1996 for the Initial Class, and for each of the two years in the period ended July 31, 1996 and for the period July 1, 1994 (commencement of operations) to July 31, 1994 for Class B, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
December 2, 1996

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Leland Barron, VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES